Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.0%
Communication Services - 12.8%
609,610	Comcast Corp.	34,095,487
846,382	Omnicom Group, Inc.	61,328,840
984,820	Verizon Communications, Inc.	53,190,128
		148,614,455
Consumer Discretionary - 15.6%
20,455	AutoZone, Inc.*	34,732,385
851,780	eBay, Inc.	59,343,513
1,269,349	Harley-Davidson, Inc.	46,470,867
337,680	Polaris, Inc.	40,406,789
		180,953,554
Consumer Staples - 14.1%
1,202,430	Campbell Soup Co.	50,273,598
872,621	Kellogg Co.	55,777,935
432,200	Kimberly-Clark Corp.	57,240,568
		163,292,101
Financials - 10.6%
169,000	American Express Co.	28,312,570
204,290	Ameriprise Financial, Inc.	53,957,075
63,160	JPMorgan Chase & Co.	10,338,660
520,050	SEI Investments Co.	30,838,965
		123,447,270
Health Care - 15.4%
316,461	AmerisourceBergen Corp.	37,801,266
254,835	Amgen, Inc.	54,190,664
100,160	Biogen, Inc.*	28,344,278
786,355	Merck & Co., Inc.	59,063,124
		179,399,332
Industrials - 16.3%
108,025	Cummins, Inc.	24,258,094
1,127,974	Flowserve Corp.	39,106,858
795,710	Herman Miller, Inc.	29,966,439
545,404	Ingersoll Rand, Inc.*	27,493,816
41,440	Parker-Hannifin Corp.	11,587,453
664,475	Wabtec Corp.	57,284,389
		189,697,049
Information Technology - 11.4%
770,487	Amdocs, Ltd.	58,333,571
81,860	NetApp, Inc.	7,347,754
1,713,420	NortonLifeLock, Inc.	43,349,525
266,250	Oracle Corp.	23,198,363
		132,229,213
Materials - 0.8%
68,045	PPG Industries, Inc.	9,731,115
Total Common Stocks (Cost $995,337,103)		1,127,364,089

Short-Term Investments - 2.7%
Money Market Funds - 2.7%
31,653,563	First American Government Obligations Fund - Class Z, 0.02%#	31,653,563
Total Short-Term Investments (Cost $31,653,563)		31,653,563
Total Investments - 99.7% (Cost $1,026,990,666)		1,159,017,652
Other Assets in Excess of Liabilities - 0.3%		3,067,644
NET ASSETS - 100.0%		$1,162,085,296

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC ('S&P'). (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.